Offerings - Offering: 1	May 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 417,127,629.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,605.33
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated May 27, 2026, by and among Healthy Choice Wellness Corp. ("Parent"), Host Digital Infrastructure LLC and Healthy Choice Wellness II Corp., a wholly owned subsidiary of Parent. (i)Title of each class of securities to which the transaction applies: Class A common stock, par value $0.001 per share, of Parent ("Common Stock"). (ii)Aggregate number of securities to which the transaction applies: As of May 26, 2026, the maximum number of shares of securities to which this transaction applies is 1,574,074,074 shares of Common Stock. (iii)Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): The proposed maximum aggregate value of the transaction is calculated on the basis of $0.265 per share of Common Stock, the average of the high and low price of a share of Common Stock as reported by the NYSE American LLC on May 21, 2026. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction by 0.00013810.